Offerings	Feb. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Notes due 2031
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit | shares	0.99835
Maximum Aggregate Offering Price | $	$ 599,010,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 82,723.28
Offering Note

(1)
This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Registrant's Registration Statement on Form S-3 (File No. 333-293059) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Notes due 2036
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.99578
Maximum Aggregate Offering Price | $	$ 995,780,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 137,517.22
Offering Note

(1)
This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Registrant's Registration Statement on Form S-3 (File No. 333-293059) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Notes due 2056
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.97239
Maximum Aggregate Offering Price | $	$ 972,390,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 134,287.06
Offering Note

(1)
This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Registrant's Registration Statement on Form S-3 (File No. 333-293059) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.